Plan Description (Tables)	12 Months Ended
Dec. 31, 2025
GMHP
EBP, Description of Plan [Line Items]
Schedule of Vesting of Employer Contributions	Denison participants fully vest in their employer matching contributions and the related earnings thereon as follows:

Years of Service	Percentage Vested
Less than one	0%
1	20%
2	40%
3	60%
4	80%
5 and more	100%